CONVERTIBLE NOTES (Tables)	6 Months Ended
Feb. 28, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings [Table Text Block]
Convertible Note balance August 31, 2019	$16,075
Interest payments	(1,374)
Accretion and interest incurred during the year	2,668
Gain on embedded derivatives during the year ended August 31, 2020	(157)
Convertible Note balance August 31, 2020	$17,212
Interest payment	(687)
Accretion and interest incurred during the period	1,426
Loss on embedded derivatives during the period ended February, 28, 2021	148
Convertible Note balance February 28, 2021	$18,099